Stock Options and Warrants - Series C Warrant Exercises - Additional Information (Detail) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants	$ 431,000	$ 339,000	$ 2,386,000
Number of warrants exercised	9,616,876	5,894,214	16,954,822
Series C warrants [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from exercise of warrants	$ 347,448
Number of warrants exercised	7,755,545